Leases	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Leases

16. Leases

This note provides information for leases where the Group is a lessee.

16.1. The Group’s leasing activities and how these are accounted for

Lease terms for production facilities are generally between 10 and 20 years, and lease terms for other properties (i.e., offices) are generally between one and 15 years. Lease terms for production equipment are generally between one and five years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

16.2. Amounts recognized in the consolidated statement of financial position

The consolidated statement of financial position discloses the following amounts relating to leases:

	2024	2023
Right-of-use assets
Land and buildings	31,172	69,434
Plant and machinery	14,383	18,959
Total	45,555	88,393
Lease liabilities
Non-current	31,724	72,570
Current	13,359	16,432
Total	45,083	89,002

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2023	100,113	30,525	130,638
Increases	16,700	2,578	19,278
Decreases(1)	(27,255)	(1,775)	(29,030)
Exchange differences	3,015	454	3,469
At December 31, 2023	92,573	31,782	124,355
Increases	1,643	1,263	2,906
Decreases(2)	(36,065)	(3,376)	(39,441)
Exchange differences	(2,062)	(1,491)	(3,553)
At December 31, 2024	56,089	28,178	84,267
Accumulated depreciation and impairment
At January 1, 2023	(13,098)	(8,942)	(22,040)
Depreciation	(8,921)	(5,156)	(14,077)
Decreases	4,687	1,651	6,338
Impairment(3)	(5,355)	—	(5,355)
Exchange differences	(452)	(376)	(828)
At December 31, 2023	(23,139)	(12,823)	(35,962)
Depreciation	(7,418)	(4,390)	(11,808)
Decreases	9,865	2,622	12,487
Impairment(4)	(4,809)	—	(4,809)
Exchange differences	584	796	1,380
At December 31, 2024	(24,917)	(13,795)	(38,712)
Cost, net accumulated depreciation and impairment
At December 31, 2023	69,434	18,959	88,393
At December 31, 2024	31,172	14,383	45,555

(1)
Primarily related to change of lease term due to the decision to discontinue the construction of the Group’s production facility in Peterborough, UK.
(2)
Primarily related to terminated lease contract due to the discontinued construction of the Group’s production facility in Peterborough, UK.
(3)
Included an asset impairment charge of $3.7 million due to the decision to discontinue the construction of the Group’s production facility in Peterborough, UK.
(4)
Includes an asset impairment charge of $3.9 million due to the decision to discontinue the construction of the Group’s second production facility in China (Asia III).

16.3 Amounts recognized in the consolidated statement of operations

	2024	2023	2022
Depreciation and impairment charge of right-of-use assets
Land and buildings	(12,227)	(14,276)	(20,029)
Plant and machinery	(4,390)	(5,156)	(8,147)
Total	(16,617)	(19,432)	(28,176)
Interest expense (included in finance expenses)	(4,682)	(6,779)	(8,144)
Expense relating to short-term leases	(142)	(454)	(1,302)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(33)	(723)	(310)

The total cash outflow for leases in 2024 was $24.5 million (2023: 19.4 million).

The Group has the following lease agreements, which had not commenced as of December 31, 2024, but the Group is committed to:

•
One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $3.5 million for a term of six years. The lease will commence during 2024.